Commitments and Contingencies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Commitments Due	Future minimum commitments due under the October 2020 Lease agreement, as amended, as of March 31, 2024 are as follows (in thousands):
2024	$49
Total remaining lease payments	49
Less: imputed lease interest	(1)
Less: Current portion	(48)
Operating lease liability, net of current portion	$—
Future minimum commitments due under the October 2020 Lease agreement as of December 31, 2023 are as follows (in thousands):
2024	$93
2025	96
2026	100
2027	25
Total remaining lease payments	314
Less: imputed lease interest	(34)
Less: Current portion	(76)
Operating lease liability, net of current portion	$204